ALLIANCEBERNSTEIN GROWTH FUNDS

-AllianceBernstein International Discovery Equity Portfolio

(the “Fund”)

Supplement dated June 13, 2014 to the Summary Prospectus and Prospectus dated November 1, 2013 of the Fund (together the “Prospectuses”).

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The information below is provided to correct certain inadvertently misstated numbers in the Prospectuses. The following tables replace the Examples tables in the Summary sections of the Fund’s Prospectuses.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I
After 1 Year	$576	$228	*	$127	$178	$153	$127
After 3 Years	$1,593	$1,447		$1,143	$1,214	$1,140	$1,066
After 5 Years	$2,607	$2,642		$2,161	$2,250	$2,133	$2,014
After 10 Years	$5,129	$5,527		$4,716	$4,838	$4,635	$4,425

*	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

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